Private Placements and Public Offering (Details 2) (USD $)	1 Months Ended		12 Months Ended		54 Months Ended			1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2012	Mar. 28, 2012	Jun. 24, 2011	Mar. 31, 2012 Warrants	Jul. 31, 2012 Warrants	Jul. 31, 2011 Warrants	Mar. 28, 2012 Warrants	Jul. 31, 2012 Warrants issued with March 2011 Private Placement
Derivative Liabilities
Estimated fair value of derivative liabilities						$ 657,604						$ 3,808,590
Total proceeds of private placement	3,000,000	1,092,000										3,000,000
Fair value of derivative liabilities in excess of proceeds				(808,590)	(808,590)							808,590
Adjustments to fair value of derivative liabilities			$ 4,192,781	$ (1,041,795)	$ 3,150,986				$ 4,192,781	$ (1,041,795)
Derivative liabilities valuation assumptions using Monte Carlo valuation model
Closing price per share of common stock (in dollars per share)						$ 0.25	$ 0.75			$ 0.93	$ 0.22
Exercise price per share (in dollars per share)										$ 1.20	$ 0.50
Expected volatility (as a percent)								125.00%		91.60%
Risk-free interest rate (as a percent)								1.05%		1.35%
Floor price (in dollars per share)										$ 0.50	$ 0.50
Remaining expected term of underlying securities								4 years 2 months 26 days		4 years 10 months 24 days